UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02575

Morgan Stanley Liquid Asset Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	August 31,

Date of reporting period:	November 30, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments • November 30, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE

	Repurchase Agreements (40.5)%
$35,000	Bank of Nova Scotia, (dated 03/04/15; proceeds $35,106,750; fully collateralized by various U.S. Government agency securities, 2.50% - 6.00% due 11/01/26 - 05/20/62; valued at $36,003,103) (Demand 12/07/15)	0.30	(a)%	03/04/16	$35,000,000
100,000	Bank of Nova Scotia, (dated 03/06/15; proceeds $100,303,333; fully collateralized by various U.S. Government agency securities, 2.18% - 6.00% due 02/01/23 - 10/20/45; valued at $102,929,721) (Demand 12/07/15)	0.30	(a)	03/04/16	100,000,000
85,000	Bank of Nova Scotia, (dated 01/02/15; proceeds $85,303,285; fully collateralized by various U.S. Government agency securities, 2.18% - 6.00% due 02/01/23 - 05/20/62 and a U.S. Government obligation, 3.38% due 04/15/32; valued at $87,550,161) (Demand 12/07/15)	0.35	(a)	01/04/16	85,000,000
155,000	Bank of Nova Scotia, (dated 10/07/15; proceeds $155,587,278; fully collateralized by various U.S. Government agency securities, 1.13% - 6.00% due 03/20/18 - 11/01/45; valued at $159,695,091) (Demand 12/07/15)	0.40	(a)	09/12/16	155,000,000
60,000	Barclays Capital, Inc., (dated 11/30/15; proceeds $60,000,200; fully collateralized by various U.S. Government agency securities, 2.41% - 4.67% due 07/01/19 - 03/01/44; valued at $61,705,018)	0.12		12/01/15	60,000,000
8,700	BNP Paribas Securities Corp., (dated 11/30/15; proceeds $8,700,034; fully collateralized by various U.S. Government agency securities, 1.63% - 4.50% due 09/20/18 - 09/01/45 and U.S. Government obligations, 0.00% - 1.63% due 05/26/16 - 08/15/22; valued at $8,946,619)	0.14		12/01/15	8,700,000
200,000	BNY Mellon Capital Markets, (dated 11/30/15; proceeds $200,000,778; fully collateralized by various U.S. Government agency securities, 0.00% - 7.00% due 02/26/16 - 11/20/45 and U.S. Government obligations, 0.00% - 6.13% due 12/15/15 - 05/15/42; valued at $205,756,730)	0.14		12/01/15	200,000,000
40,000	Credit Suisse Securities USA, (dated 11/13/15; proceeds $40,095,300; fully collateralized by various Corporate Bonds, 5.25% - 10.00% due 12/15/17 - 01/15/24; valued at $42,403,735) (Demand 12/14/15)	0.77	(a)	03/04/16	40,000,000
10,000	Goldman Sachs & Co., (dated 11/30/15; proceeds $10,000,028; fully collateralized by various U.S. Government agency securities, 2.95% - 3.50% due 10/20/45 - 12/15/53; valued at $10,300,001)	0.10		12/01/15	10,000,000
10,000	ING Financial Markets LLC, (dated 11/30/15; proceeds $10,000,044; fully collateralized by various Corporate Bonds, 2.70% - 7.00% due 07/15/20 - 03/01/29; valued at $10,502,276)	0.16		12/01/15	10,000,000
10,000	ING Financial Markets LLC, (dated 11/30/15; proceeds $10,000,081; fully collateralized by a Corporate Bond, 8.00% due 10/01/20; valued at $10,601,115)	0.29		12/01/15	10,000,000

40,000	Merrill Lynch Pierce Fenner & Smith, (dated 11/30/15; proceeds $40,000,222; fully collateralized by various Common Stocks; valued at $42,000,014)	0.20		12/01/15	40,000,000
50,000	Merrill Lynch Pierce Fenner & Smith, (dated 11/30/15; proceeds $50,000,278; fully collateralized by various Common Stocks; valued at $52,500,007)	0.20		12/01/15	50,000,000
89,000	Merrill Lynch Pierce Fenner & Smith, (dated 01/29/15; proceeds $89,462,306; fully collateralized by various Common Stocks and Preferred Stocks; valued at $93,450,020) (Demand 12/01/15)	0.55	(a)	01/04/16	89,000,000
50,000	Mizuho Securities USA, Inc., (dated 11/30/15; proceeds $50,000,222; fully collateralized by various Common Stocks and Preferred Stocks; valued at $52,500,053)	0.16		12/01/15	50,000,000
285,000	RBC Capital Markets LLC, (dated 11/05/15; proceeds $285,029,925; fully collateralized by various U.S. Government agency securities, 2.35% - 4.50% due 05/20/27 - 05/20/65; valued at $293,708,201) (Demand 12/0715)	0.09	(a)	12/17/15	285,000,000
45,000	RBC Capital Markets LLC, (dated 09/11/15; proceeds $45,081,685; fully collateralized by various Corporate Bonds, 5.13% - 9.00% due 11/15/18 - 07/15/24 (b) and U.S. Government agency securities, 2.56% - 6.00% due 04/15/40 - 11/20/45; valued at $46,869,010) (Demand 12/09/15)	0.53	(a)	01/13/16	45,000,000
391,000	RBS Securities, Inc., (dated 11/30/15; proceeds $391,001,195; fully collateralized by various U.S. Government agency securities, 0.00% due 12/01/15 - 07/01/16; valued at $398,824,024)	0.11		12/01/15	391,000,000
90,000	Scotia Capital USA, Inc., (dated 11/30/15; proceeds $90,000,650; fully collateralized by various Corporate Bonds, 2.29% - 9.75% due 01/15/16 - 06/01/19; valued at $95,368,305)	0.26		12/01/15	90,000,000
21,400	SG Americas Securities, (dated 11/30/15; proceeds $21,400,166; fully collateralized by various Corporate Bonds, 1.95% - 10.25% due 01/15/16 - 10/01/77 (b); valued at $22,590,793)	0.28		12/01/15	21,400,000
	Total Repurchase Agreements (Cost $1,775,100,000)				1,775,100,000

		COUPON RATE (a)	DEMAND DATE (c)

	Floating Rate Notes (35.9%)
	Domestic Banks (11.0%)
35,000	Bank of America Corp.	0.29%	12/07/15	12/07/15	35,000,000
220,000	JP Morgan Chase Bank NA	0.49	12/07/15 - 12/07/15	05/06/16 - 06/07/16	220,000,000
138,000	Wells Fargo Bank NA (d)	0.41	12/21/15	06/17/16	138,000,000
89,250	Wells Fargo Bank NA	0.46	12/15/15	06/14/16	89,250,000
					482,250,000
	International Banks (24.9%)
35,200	ANZ New Zealand International Ltd. (d)	0.37	12/03/15	05/03/16	35,200,000
50,000	Bank of Montreal	0.40	12/21/15	05/20/16	50,000,000
127,000	Bank of Nova Scotia	0.38 - 0.45	12/21/15 - 01/29/16	01/29/16 - 03/22/16	126,999,983
35,250	BNP Paribas SA	0.46	12/23/15	12/23/15	35,250,000
4,000	BPCE SA (e)	1.00	01/25/16	04/25/16	4,015,104

77,500	Credit Suisse	0.49 - 0.51	12/22/15 - 12/29/15	04/25/16 - 05/20/16	77,500,000
159,600	Macquarie Bank Ltd. (d)	0.43 - 0.47	12/08/15 - 12/29/15	04/08/16 - 04/26/16	159,600,000
45,000	Macquarie Bank Ltd.	0.44	12/14/15	04/13/16	45,000,000
30,000	Oversea Chinese Banking Corp.	0.44	12/23/15	05/23/16	30,000,000
154,000	Royal Bank of Canada	0.36 - 0.45	12/10/15 - 01/04/16	03/10/16 - 06/30/16	153,997,933
70,000	Sumitomo Mitsui Banking Corp.	0.36	12/21/15	02/19/16	70,000,000
109,000	Svenska Handelsbanken AB	0.30	12/17/15	12/17/15	109,000,000
50,100	Toronto Dominion Bank	0.40	12/24/15	05/24/16	50,100,000
128,000	UBS AG	0.40 - 0.46	12/14/15 - 12/31/15	12/14/15 - 03/31/16	128,000,000
15,000	Westpac Banking Corp. (d)	0.35	12/23/15	03/23/16	14,999,619
					1,089,662,639
	Total Floating Rate Notes (Cost $1,571,912,639)				1,571,912,639

		ANNUALIZED YIELD ON DATE OF PURCHASE

	Time Deposits (9.1)%
	International Banks
200,000	Credit Agricole CIB Grand Cayman	0.07%	12/01/15	200,000,000
75,000	Lloyds Bank PLC (New York Branch)	0.06	12/01/15	75,000,000
125,000	Natixis Grand Cayman	0.06	12/01/15	125,000,000
	Total Time Deposits (Cost $400,000,000)			400,000,000

	Certificates of Deposit (7.9)%
	International Banks
30,000	Bank of Montreal	0.13	12/04/15	30,000,000
110,000	Credit Industriel et Commercial	0.14 - 0.51	12/04/15 - 03/16/16	110,000,000
145,000	Sumitomo Mitsui Banking Corp.	0.36	01/05/16 - 01/06/16	144,999,999
60,000	Sumitomo Mitsui Trust Bank Ltd.	0.31	12/21/15	60,000,000
	Total Certificates of Deposit (Cost $344,999,999)			344,999,999

		COUPON RATE (a)	DEMAND DATE (c)

	Extendible Floating Rate Note (3.0%)
	International Bank
130,000	Svenska Handelsbanken AB (d) (Extendible Maturity Date 05/13/16) (Cost $130,000,000)	0.37%	12/15/15	05/13/16	130,000,000

		ANNUALIZED YIELD ON DATE OF PURCHASE

	Commercial Paper (2.8)%
	International Banks
17,500	Banque et Caisse d’Epargne de l’Etat	0.52%	03/18/16	17,472,962
40,000	Danske Corp.	0.32	02/04/16	39,977,250
63,000	KFW	0.28	12/18/15	62,991,819
	Total Commercial Paper (Cost $120,442,031)			120,442,031

	U.S. Agency Security (0.3)%
15,000	Federal Home Loan Bank (Cost $14,997,882)	0.30%	12/18/15	14,997,882

	Corporate Bonds (0.2)%
	International Banks
7,925	Sumitomo Mitsui Banking Corp.	0.90%	01/18/16	7,929,598
1,000	Sumitomo Mitsui Banking Corp. (d)	3.10	01/14/16	1,003,060
	Total Corporate Bonds (Cost $8,932,658)			8,932,658

	Total Investments (Cost $4,366,385,209) (f)(g)		99.7%	4,366,385,209
	Other Assets in Excess of Liabilities		0.3	15,089,392
	Net Assets		100.0%	$4,381,474,601

(a)	Rate shown is the rate in effect at November 30, 2015.
(b)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of November 30, 2015.

(c)	Date of next interest rate reset.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Security is subject to delayed delivery.
(f)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(g)	The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

PORTFOLIO COMPOSITION as of 11/30/15	Percentage of Total Investments
Repurchase Agreements	40.6%
Floating Rate Notes	36.0
Time Deposits	9.2
Certificates of Deposit	7.9
Extendible Floating Rate Note	3.0
Commercial Paper	2.8
U.S. Agency Security	0.3
Corporate Bonds	0.2
100.0%

Morgan Stanley Liquid Asset Fund Inc.

Notes to Portfolio of Investments • November 30, 2015 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$1,775,100,000	$—	$1,775,100,000
Floating Rate Notes	—	1,571,912,639	—	1,571,912,639
Time Deposits	—	400,000,000	—	400,000,000
Certificates of Deposit	—	344,999,999	—	344,999,999
Extendible Floating Rate Note	—	130,000,000	—	130,000,000
Commercial Paper	—	120,442,031	—	120,442,031
U.S. Agency Security	—	14,997,882	—	14,997,882
Corporate Bonds	—	8,932,658	—	8,932,658
Total Assets	$—	$4,366,385,209	$—	$4,366,385,209

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of November 30, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
January 21, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 21, 2016